SHARE CAPITAL (Details) - USD ($)		9 Months Ended		12 Months Ended
		Dec. 31, 2014		Dec. 31, 2015
Opening Balance		$ (774,626)		$ (50,439)
Shares issued as Merger consideration				0
Shares issued under private placement				4,789,404
Stock compensation expense		112,573		1,709,230
Shares issues on conversion of loans		239,746
Shares issued on exercise of stock options		228,875
Closing Balance		$ (50,439)		$ 977,988
Exchangable Shares [Member]
Opening Balance (in shares)		36,621,885		49,737,096
Opening Balance		$ 36,622		$ 49,737
Shares issued under private placement (in shares)		10,792,335	[1]	0
Shares issued under private placement		$ 10,792	[1]	$ 0
Stock compensation expense (in shares)		0		262,904	[2]
Stock compensation expense		$ 0		$ 263	[2]
Shares issues on conversion of loans (in shares)		1,012,142	[3],[4]	0
Shares issues on conversion of loans		$ 1,012	[3],[4]	$ 0
Shares issued on exercise of stock options (in shares)		1,310,734	[5]	0
Shares issued on exercise of stock options		$ 1,311	[5]	$ 0
Closing Balance (in shares)		49,737,096		50,000,000
Closing Balance		$ 49,737		$ 50,000
Common Shares [Member]
Opening Balance (in shares)		0		0
Opening Balance		$ 0		$ 0
Shares issued as Merger consideration (in shares)		0		6,000,063	[6]
Shares issued as Merger consideration		$ 0		$ 6,000	[6]
Shares issued under private placement (in shares)		0		16,408,250	[6],[7],[8],[9],[10],[11],[12]
Shares issued under private placement		$ 0		$ 16,408	[6],[7],[8],[9],[10],[11],[12]
Stock compensation expense (in shares)	[13]			20,000
Stock compensation expense	[13]			$ 20
Closing Balance (in shares)		0		22,428,313
Closing Balance		$ 0		$ 22,428
Common Shares And Exchangeable Shares [Member]
Opening Balance (in shares)				0
Opening Balance				$ 0
Closing Balance (in shares)		0		72,428,313
Closing Balance		$ 0		$ 72,428

[1]	In April, 2014, the Company completed a private placement issuing 10,792,335 common shares at a price of $0.24 per share for gross proceeds of $2,616,062. A former director of the Company assisted in securing a significant portion of this financing. The Company incurred $11,609 in share issue costs related to the transaction.
[2]	On February 25, 2015, 262,904 common shares were issued to two former lenders connected with a $241,185 loan received and repaid during fiscal 2013. The common shares were valued at $210,323 based on the value of the concurrent private placement (Note 8(vi)), and recorded in stock-based compensation on the consolidated statement of operations and comprehensive loss. As part of the consideration for the initial loan the CTO and COO had transferred 314,560 common shares to the lenders. For contributing the common shares to the lenders, the Company intends to reimburse the CTO and COO 320,000 common shares. As at December 31, 2015, these shares have not yet been issued.
[3]	In June, 2014, the Company issued 575,234 common shares on conversion of the convertible secured promissory note (Note 6). The note plus accrued interest totaled $124,523 and was converted at a 20% discount to the April 2014 private placement.
[4]	In May 2014, the Company issued 436,908 common shares in exchange for the settlement of $115,223 of unsecured debt.
[5]	In June 2014, the Company issued 1,310,734 common shares for the exercise of stock options. The Company received cash of $228,875.
[6]	Immediately following the Merger and the First Closing, 6,000,063 common shares were held by existing Drywave stockholders, 7,735,750 were held by the investors in the Offering and Bionik Canada shareholders held an equivalent of 50,000,000 shares of the common shares through their ownership of 100% of the Exchangeable Shares which are held in 1 Special Preferred Share. The Special Preferred Share votes on behalf of the 50,000,000 Exchangeable Shares alongside the common shares of the Company as a single class.
[7]	Concurrently with the closing of the Merger on February 26, 2015, the Company issued 7,735,750 units (the “Units”) for gross proceeds of $6,188,600 (the “First Closing”) (including $500,000 of outstanding bridge loans converted into Units at the offering price) at a purchase price of $0.80 per Unit (the “Purchase Price”) in a private placement offering (the “Offering”). Each Unit consists of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years. The Company incurred share issue costs before legal and other costs related to the transaction of $848,822 and issued 773,575 broker warrants exercisable at $0.80 for a period of 4 years. The warrants were measured at fair value and recorded as a warrant derivative liability on the consolidated balance sheet (Note 10). After deducting the value of the warrants and the share issue costs, $4,789,404 was attributed to the value of the common shares.
[8]	On April 21, 2015, the Company issued 3,115,000 Units for gross proceeds of $2,492,000 to accredited investors in a fourth closing (the “Fourth Closing”). Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years. The Company incurred share issue costs before legal and other related to the Fourth Closing of $338,960 and issued 311,500 broker warrants exercisable at $0.80 for a period of 4 years. The warrants were measured at fair value and recorded as a warrant liability on the consolidated balance sheet (Note 10). The fair value of the warrants exceeded the net proceeds received upon closing and as a result $435,682 was recorded as a loss on initial recognition of the warrants and included in the change in fair value of warrant derivative liability on the consolidated statements of operations and comprehensive loss.
[9]	On June 30, 2015, the Company issued 2,035,000 Units for gross proceeds of $1,628,000 to accredited investors in a sixth and final closing (the “Sixth Closing”). Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years. The Company incurred share issue costs before legal and other costs related to the Sixth Closing of $211,656 and issued 203,500 broker warrants exercisable at $0.80 for a period of 4 years. The warrants were measured at fair value and recorded as a warrant liability on the consolidated balance sheet (Note 10). The fair value of the warrants exceeded the net proceeds received upon closing and as a result $74,625 was recorded as a loss on initial recognition of the warrants and included in the change in fair value of warrant derivative liability on the consolidated statements of operations and comprehensive loss.
[10]	On March 27, 2015, the Company issued 1,212,500 Units for gross proceeds of $970,000 to accredited investors in a second closing (the “Second Closing”). Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years. The Company incurred share issue costs before legal and other costs related to the Second Closing of $141,100 and issued 121,250 broker warrants exercisable at $0.80 for a period of 4 years. The warrants were measured at fair value and recorded as a warrant liability on the consolidated balance sheet (Note 10). The fair value of the warrants exceeded the net proceeds received upon closing and as a result $207,425 was recorded as a loss on initial recognition of the warrants and included in the change in fair value of warrant derivative liability on the consolidated statements of operations and comprehensive loss.
[11]	On March 31 2015, the Company issued 891,250 Units for gross proceeds of $713,000 to accredited investors in a third closing (the “Third Closing”). Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years. The Company incurred share issue costs before legal and other costs related to the Third Closing of $97,099 and issued 89,125 broker warrants exercisable at $0.80 for a period of 4 years. The warrants were measured at fair value and recorded as a warrant liability on the consolidated balance sheet (Note 10). The fair value of the warrants exceeded the net proceeds received upon closing and as a result $143,389 was recorded as a loss on initial recognition of the warrants and included in the change in fair value of warrant derivative liability on the consolidated statements of operations and comprehensive loss.
[12]	On May 27, 2015, the Company issued 1,418,750 Units for gross proceeds of $1,135,000 to accredited investors in a fifth closing (the “Fifth Closing”). Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years. The Company incurred share issue costs before legal and other costs related to the Fifth Closing of $147,566 and issued 141,875 broker warrants exercisable at $0.80 for a period of 4 years. The warrants were measured at fair value and recorded as a warrant liability on the consolidated balance sheet (Note 10). The fair value of the warrants exceeded the net proceeds received upon closing and as a result $37,739 was recorded as a loss on initial recognition of the warrants and included in the change in fair value of warrant derivative liability on the consolidated statements of operations and comprehensive loss.
[13]	During the year, the Company entered into service agreements that resulted in a commitment to issue up to an December 31, 2016 and pay up to $130,000 over the next 12 months. During the year 20,000 common shares were issued pursuant to these commitments valued at $31,000 is included in share-based compensation. Subsequent to year -end, pursuant to this commitment 53,233 shares related to services provided in 2015 were issued (Note 13). As at December 31, 2015, these shares, valued at $43,900, have been recorded as shares to be issued with the corresponding expense included in general and administrative expense.